Document and Entity Information (USD $)	12 Months Ended
	Jul. 31, 2012	Oct. 19, 2012
Document And Entity Information
Entity Registrant Name	Darkstar Ventures, Inc.
Entity Central Index Key	0001530163
Document Type	S-1
Document Period End Date	Jul. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--07-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 1,000
Entity Common Stock, Shares Outstanding		10,000,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012